Non-Controlling Interest in Consolidated Subsidiaries	6 Months Ended
Jun. 30, 2019
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Non-Controlling Interest in Consolidated Subsidiaries

Note 17. Non-Controlling Interest in Consolidated Subsidiaries

An analysis of FEMSA’s non-controlling interest in its consolidated subsidiaries for the six-month period ended as of June 30, 2019 and the year ended December 31, 2018 is as follows:

	June 30, 2019		December 31, 2018
Coca-Cola FEMSA	Ps.	72,482	Ps.	73,776
Other		4,776		4,713

	Ps.	77,258	Ps.	78,489